DIRECT COMMERCIAL PROPERTY EXPENSE - Components of Direct Commercial Property Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property
Employee compensation and benefits	$ 366	$ 247	$ 199
Direct commercial property expense	1,967	1,851	1,617
Commercial Property
Disclosure of detailed information about investment property
Property maintenance	749	773	709
Real estate taxes	619	528	472
Employee compensation and benefits	170	196	148
Ground rents	0	59	56
Lease expense	16	0	0
Other	$ 413	$ 295	$ 232